Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 393,254	$ 62,555	$ 22,291
Accounts receivable	149,231	134,570	52,284
Prepaid expenses		31,444	34,176
Inventory	634,891	350,615	224,375
Other assets	999	10,890	4,384
Total current assets	1,178,375	590,074	337,509
Property and equipment, net	972	1,389	1,945
Operating lease right of use assets	2,092	14,257	30,477
Other assets-security deposit	1,600	1,600	1,600
Total assets	1,183,039	607,320	371,531
Current liabilities:
Accounts payable and accrued expense	390,614	472,514	332,059
Current portion of operating lease payable	900	15,732	20,517
Government loans payable	529,065	149,900
Loans payable	46,549	20,540	98,471
Total current liabilities	967,129	658,686	451,047
Long term liability- operating lease			15,732
Total liabilities	967,129	658,686	466,779
Commitments and contingencies
Stockholders’ Equity(Deficit):
Preferred stock, Series A $.0001 par value, 1,000,000 shares authorized, 1,000 issued and outstanding
Common stock, value	1,407	1,313	1,301
Additional paid-in capital	27,351,373	26,267,208	78,169
Accumulated deficit	(27,139,889)	(26,329,779)	(174,718)
Accumulated other comprehensive income	3,019	9,892
Total stockholders’ equity(deficit)	215,910	(51,366)	(95,248)
Total liabilities and equity	$ 1,183,039	$ 607,320	$ 371,531